Right of use assets and related lease liabilities - Right of use asset activity (Details) $ in Thousands	3 Months Ended			12 Months Ended			24 Months Ended
	Sep. 30, 2022 vessel	Jun. 30, 2022 vessel	Mar. 31, 2022 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) vessel
Cost
Beginning balance				$ 689,826
Accumulated depreciation and impairment
Charge for the period				(24,244)	$ (38,827)	$ (42,786)
Ending balance				0	$ 689,826		$ 0
Number of vessels sold | vessel	2	9	7		18		20
Gross carrying amount
Cost
Beginning balance			$ 859,808	820,660	$ 859,808		$ 859,808
Transfer to vessels, net				(851,327)
Additions				33,302
Fully depreciated assets				(2,635)
Disposal of vessels					(39,148)
Right of use asset cost				0	820,660		0
Accumulated depreciation and impairment
Fully depreciated assets				(2,635)
Disposal of vessels					(39,148)
Ending balance					820,660	859,808
Accumulated depreciation and impairment
Cost
Transfer to vessels, net				152,443
Fully depreciated assets				(2,635)
Disposal of vessels					3,776
Accumulated depreciation and impairment
Beginning accumulated depreciation			95,783	130,834	95,783		95,783
Charge for the period				(24,244)	(38,827)
Fully depreciated assets				(2,635)
Disposal of vessels					3,776
Ending accumulated depreciation				0	130,834	95,783	0
Vessels
Cost
Beginning balance				683,181
Accumulated depreciation and impairment
Ending balance				$ 0	$ 683,181		$ 0
Vessels | STI Majestic
Accumulated depreciation and impairment
Number of vessels sold | vessel					1
Vessels | Lease option to purchase option exercised
Accumulated depreciation and impairment
Number of ships, purchase options exercised | vessel				21			21
Vessels | Gross carrying amount
Cost
Beginning balance			836,246	$ 798,083	$ 836,246		$ 836,246
Transfer to vessels, net				(831,385)
Additions				33,302
Fully depreciated assets				0
Disposal of vessels					(38,163)
Right of use asset cost				0	798,083		0
Accumulated depreciation and impairment
Fully depreciated assets				0
Disposal of vessels					(38,163)
Ending balance					798,083	836,246
Vessels | Accumulated depreciation and impairment
Cost
Transfer to vessels, net				136,223
Fully depreciated assets				0
Disposal of vessels					3,247
Accumulated depreciation and impairment
Beginning accumulated depreciation			84,221	114,902	84,221		84,221
Charge for the period				(21,321)	(33,928)
Fully depreciated assets				0
Disposal of vessels					3,247
Ending accumulated depreciation				0	114,902	84,221	0
Drydock
Cost
Beginning balance				6,645
Accumulated depreciation and impairment
Ending balance				0	6,645		0
Drydock | Gross carrying amount
Cost
Beginning balance			23,562	22,577	23,562		23,562
Transfer to vessels, net				(19,942)
Additions				0
Fully depreciated assets				(2,635)
Disposal of vessels					(985)
Right of use asset cost				0	22,577		0
Accumulated depreciation and impairment
Fully depreciated assets				(2,635)
Disposal of vessels					(985)
Ending balance					22,577	23,562
Drydock | Accumulated depreciation and impairment
Cost
Transfer to vessels, net				16,220
Fully depreciated assets				(2,635)
Disposal of vessels					529
Accumulated depreciation and impairment
Beginning accumulated depreciation			$ 11,562	15,932	11,562		11,562
Charge for the period				(2,923)	(4,899)
Fully depreciated assets				(2,635)
Disposal of vessels					529
Ending accumulated depreciation				$ 0	$ 15,932	$ 11,562	$ 0